INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2014	2013

Operating loss carry forward	$7,595	$2,713
Reserves and allowances	5,073	1,358

Deferred tax assets before valuation allowance	12,668	4,071
Valuation allowance	(12,668)	(4,071)

Net deferred tax assets	$-	$-

Comprehensive Income (Loss) [Table Text Block]
Net comprehensive loss (income) before taxes on income is comprised as follows:

	December 31,
	2014	2013	2012

Domestic (Israel)	$31,154	$10,505	$1,579
Foreign (U.S)	1,697	(18)	-

	$32,851	$10,487	$1,579